Other Financial Liabilities - Summary of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023
Categories of current financial liabilities [abstract]
Other current financial liabilities	€ 913	€ 7,085